Disclosure of detailed information about options, valuation assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Risk-free interest rate (average)	1.56%	0.58%	0.77%
Estimated volatility (average)	61.95%	64.76%	52.38%
Expected life in years	5.00	4.18	1.50
Expected dividend yield	0.00%	0.00%	0.00%
Estimated forfeitures	0.00%	0.00%	0.00%
Grant date fair value per option	$ 0.1652	$ 0.63	$ 0.77